Trade and Other Payables and Other Current Liabilities (Details) - Schedule of trade and other payables and other current liabilities - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Trade And Other Payables And Other Current Liabilities Abstract
Trade payables – third parties		$ 2,748,393	$ 675,227
Accrued salaries and bonus		835,060	262,396
Accrued customer claims, cash loss and shortage	[1]	66,989	91,098
Trade and other payables		3,650,442	1,028,721
Output VAT		90,392	95,348
Accrued expenses		499,835	572,157
Payroll payable		380,669	936,080
Other payables		420,214	177,850
Deferred revenue		292,245	43,200
Other current liabilities		$ 1,683,355	$ 1,824,635

[1]	Includes a provision for penalty for failure to meet certain performance indicators as stipulated in certain customer contracts for approximately $11,800 and $14,600 as at June 30, 2022 and 2021, respectively.